Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Rose Acquisition Pte. Ltd. and Horizon Merger Sub 2, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation

Basis of Presentation

The accompanying financial statements are presented in Singapore dollars, denoted as S$, which is also the Company’s functional currency and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the accounting rules and regulations of the SEC. References to GAAP issued by the FASB in these accompanying notes to the financial statements are to the FASB Accounting Standards Codification (“ASC”).

Deposits

Deposits

Deposits paid represent refundable amounts advanced to vendors in connection with certain contractual arrangements. These deposits are intended to secure the Company’s obligations under the related arrangements and are refundable upon the termination of the agreements and do not represent prepaid consideration for services received.

Receivables

Receivables

Receivables due from a shareholder are recognized when the Company has a contractual or legal right to receive cash or other consideration from a shareholder. They are classified as current assets on the statement of financial position based on the terms. Receivables are recognized at transaction value less allowance for credit losses. The Company adopted the Current Expected Credit Losses (“CECL”) guidance effective January 1, 2023. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the carrying value less estimated losses current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations. The allowance for credit losses were not significant as of December 31, 2025.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consist primarily of professional and advisory fees in connection with the Business Combination and company formation related activities. These are expensed as incurred and included within operating expenses in the consolidated statements of operations.

Use of Estimates

Use of Estimates

The preparation of the accompanying financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate is the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Segment Information

Segment Information

ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s CODM is the President, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM uses cash flows as the primary measure to manage the business and does not segment the business for internal reporting or decision making.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution and notes receivables. Cash accounts in a financial institution may at times exceed the Federal Depository Insurance Corporation limit. There was no cash and cash equivalent balance as at December 31, 2025.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

The Company has evaluated recently issued accounting pronouncements and has determined that none are expected to have a material impact on its financial statements. The Company will adopt new standards on their respective effective dates.

Fair Value Measurement

Fair Value Measurement

The Company’s assets consist of receivables due from a shareholder while liabilities consist of payables that qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosure.” The receivables and payables approximate fair value because of the short-term nature of the instrument.

Liquidity and Going Concern

Liquidity and Going Concern

For the period from August 26, 2025 (inception) through December 31, 2025, the Company has not generated revenue and reported a net loss of S$107,851. As of December 31, 2025, the Company had an aggregate cash of $-0- and a net working capital deficit of S$107,851.

The Company assesses its liquidity in terms of its ability to generate adequate amounts of cash to meet current and future needs. Its expected primary uses of cash on a short and long-term basis are for working capital requirements, business acquisitions and other liquidity needs. The Company’s management expects that future operating losses and negative operating cash flows may increase from historical levels because of additional costs and expenses related to the business operations. As previously disclosed, these conditions raised substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements were issued.

The primary objective of the Company’s capital management is to ensure that it maintains sound capital position in order to support its business and maximize shareholder’s value. On March 19, 2026, the Company consummated the previously announced business combination (the “Business Combination”) with dMY Squared Technology Group, Inc. (“dMY”). Upon closing of the Business Combination, the Company will continue as the holding company of the group and will be a publicly traded entity. The closing of the Business Combination provides the group with gross proceeds of approximately US$120 million, consisting of funds held in dMY’s trust account (after redemptions) and proceeds from a concurrent PIPE financing. Accordingly, management has concluded that the conditions that previously raised substantial doubt about the Company’s ability to continue as a going concern has been alleviated.

The Company’s future capital requirements will depend on many factors, including the Company’s timing of the consummation of the Business Combination. In order to finance these opportunities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through issuances of additional common units. If additional financing is required from outside sources, the Company may not be able to raise such capital on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations and financial condition would be materially and adversely affected.